THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JULY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.6%

	Shares	Value
COMMUNICATION SERVICES — 6.0%
John Wiley & Sons, Cl A	40,295	$2,368,540
Nexstar Media Group, Cl A	28,466	4,186,495

		6,555,035

CONSUMER DISCRETIONARY — 5.8%
Lithia Motors, Cl A	9,523	3,592,266
Oxford Industries	23,664	2,057,112
Quotient Technology *	65,911	715,793

		6,365,171

CONSUMER STAPLES — 5.2%
Calavo Growers	13,045	734,955
Hostess Brands, Cl A *	193,286	3,109,972
Spectrum Brands Holdings	21,385	1,867,980

		5,712,907

ENERGY — 2.2%
Rattler Midstream (A)	101,429	1,055,876
Viper Energy Partners (A)	76,369	1,375,406

		2,431,282

FINANCIALS — 22.4%
BGC Partners, Cl A	408,013	2,182,870
Columbia Banking System	80,175	2,801,315
FB Financial	79,099	2,990,733
First Merchants	90,095	3,669,570
Pacific Premier Bancorp	99,484	3,778,402
PacWest Bancorp	124,426	4,954,643
Starwood Property Trust ‡	157,878	4,109,564

		24,487,097

HEALTH CARE — 2.3%
ModivCare *	14,856	2,525,520

INDUSTRIALS — 20.7%
Atkore *	17,812	1,337,859
BWX Technologies, Cl W	43,490	2,497,631
CBIZ *	116,333	3,762,209

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JULY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
CIRCOR International *	70,890	$2,186,248
Colfax *	83,410	3,826,851
ESCO Technologies	12,828	1,210,578
Forward Air	24,858	2,198,442
Kaman	36,945	1,638,511
KAR Auction Services *	160,053	2,637,673
Trinity Industries	52,604	1,426,094

		22,722,096

INFORMATION TECHNOLOGY — 17.8%
ACI Worldwide *	82,776	2,839,217
Cognyte Software *	45,614	1,184,596
J2 Global *	35,849	5,064,388
OSI Systems *	17,745	1,775,387
Silicon Motion Technology ADR	68,375	5,127,441
Verint Systems *	52,773	2,251,824
Verra Mobility, Cl A *	79,311	1,214,251

		19,457,104

MATERIALS — 5.7%
HB Fuller	21,762	1,406,261
PQ Group Holdings	87,904	1,367,786
Silgan Holdings	86,426	3,501,981

		6,276,028

REAL ESTATE — 8.5%
Community Healthcare Trust ‡	47,657	2,374,748
Howard Hughes *	24,955	2,313,578
Medical Properties Trust ‡	83,764	1,761,557
Newmark Group, Cl A	158,366	2,039,754
Physicians Realty Trust ‡	40,827	773,672

		9,263,309

TOTAL COMMON STOCK (Cost $82,225,394)		105,795,549

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JULY 31, 2021 (UNAUDITED)

SHORT-TERM INVESTMENT(B) — 3.5%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl F, 0.010% (Cost $3,789,799)	3,789,799	$3,789,799

TOTAL INVESTMENTS— 100.1% (Cost $86,015,193)		$109,585,348

Percentages	are based on Net Assets of $109,502,446.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At July 31, 2021, such securities amounted to $2,431,282, or 2.2% of the net assets of the Fund.
(B)	The rate shown is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CAR-QH-001-1500

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